ACCOUNTING PRINCIPLES - Situation in Ukraine and collateral consequences (Details) tonne in Millions, shipment in Millions, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 11, 2022 blastFurnace	Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2022 USD ($) tonne shipment	Dec. 31, 2021 USD ($) shipment tonne	Dec. 31, 2020 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment				$ 30,167	$ 30,075
Revenue from contracts with customers				79,844	76,571	$ 53,270
Impairment reversal				$ 1,026	$ (218)	(133)
Ukraine
Disclosure of changes in accounting estimates [line items]
Steel plant capacity (in tonnes) | tonne				1.2	4.9
Mines iron ore capacity (in tonnes) | tonne				4.9	11.7
Property, plant and equipment				$ 600	$ 2,300
Steel shipment recorded | shipment				1.1	4.6
Revenue from contracts with customers				$ 464	$ 948	$ 515
Revenue from contracts with customers located in Ukraine				400	900
Number of restarted blast furnaces | blastFurnace	1
Number of blast furnaces | blastFurnace	3
Percentage of Kryvyi Rih capacity	20.00%	25.00%	55.00%
Assets held for sale				0
Ukraine | Kryvyi Rih Steel Plant
Disclosure of changes in accounting estimates [line items]
Revenue from contracts with customers				1,400	$ 4,100
Ukraine | Property, plant and equipment
Disclosure of changes in accounting estimates [line items]
Impairment reversal				$ 1,026